Goodwill and Other Intangible Assets - Schedule of Movements in Goodwill (Detail) - Goodwill [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	€ 40,264	€ 40,287	€ 39,557
Acquisitions during the period	4,039	2,347	5
Other movements during the period	(1,006)	12
Currency translation differences	938	(2,382)	725
Ending balance	€ 44,235	€ 40,264	€ 40,287